Staff Costs - Components of Staff Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Wages and salaries	$ 96.1	$ 92.2	$ 96.3
Social security costs	11.0	10.5	11.2
Post-retirement benefits	(2.6)	(2.7)	12.4
Retirement benefits costs	4.8	4.8	5.9
IAS 19R retirement benefits finance charge	1.8	2.1	3.0
Redundancy costs: Continuing activities	4.5	0.7	1.5
Share based compensation charges (Note 31)	3.1	1.4	1.4
Staff costs	121.3	111.7	119.3
Board of Directors
Disclosure of transactions between related parties [line items]
Remuneration (short-term benefits)	2.0	1.5	1.7
Social security costs	0.3	0.2	0.2
Post-retirement benefits	0.2	0.1	0.2
Compensation for loss of office	0.3	0.0	0.0
Staff costs	$ 2.8	$ 1.8	$ 2.1